Organization And Summary Of Significant Accounting Policies (Narrative) (Liquidity) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended		1 Months Ended	2 Months Ended	0 Months Ended		1 Months Ended	0 Months Ended	1 Months Ended				12 Months Ended
	Mar. 31, 2013 property	Mar. 31, 2012 property	Dec. 31, 2012 property	Mar. 31, 2013 Subsequent Event [Member] property	May 31, 2012 Dowell Maryland Hilton Garden Inn [Member] room	Dec. 31, 2012 Great Western Bank [Member] item	Mar. 31, 2013 Great Western Bank [Member]	Jan. 31, 2013 Great Western Bank [Member] Subsequent Event [Member]	Feb. 28, 2013 Great Western Bank [Member] Subsequent Event [Member]	Mar. 29, 2012 General Electric Capital Corporation [Member]	Jan. 31, 2012 Series C Convertible Preferred Stock [Member]	Feb. 29, 2012 Private Offering [Member] Series C Convertible Preferred Stock [Member]	Feb. 28, 2013 Private Offering [Member] Series C Convertible Preferred Stock [Member] Subsequent Event [Member]	Feb. 28, 2013 Private Offering [Member] Series C Convertible Preferred Stock [Member] Subsequent Event [Member]	Feb. 29, 2012 Private Offering [Member] Series C Convertible Preferred Stock [Member] Hospitality Acquisitions [Member]	May 31, 2012 Private Offering [Member] Series C Convertible Preferred Stock [Member] Dowell Maryland Hilton Garden Inn [Member]	Feb. 28, 2013 Private Offering [Member] Series C Convertible Preferred Stock [Member] Dowell Maryland Hilton Garden Inn [Member] Subsequent Event [Member]	Dec. 31, 2013 Forecast [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Preferred stock, shares sold											3,000,000	3,000,000
Proceeds from issuance of preferred stock offering net of expenses												$ 28.6			$ 20.0
Additional proceeds to pursue hospitality acquisitions in reasonable period															5
Number of term loans						2
Term loan						14.1
Revolving credit facility						12.5	12.1	12.5
Current balance of revolving credit line						2.5
Non-core assets liquidate period																			1 year	10 years
Number of hotels held for sale	27	27	29	29
Eliminated debt amount after marketing held for sale properties			39.5
Proceeds from marketing held for sale properties			0.60							4.30
Operating cash flow sufficient to satisfy liquidity period																			12 months	18 months
Available cash			0.9
Credit facilities, amount outstanding						11.5
Available borrowing capacity						9
Estimated debt service for the year including maturities			13.5
Repayment of debt						16.5							6.9
Spending on capital improvement			5.7															8.0
Proceeds used for hotel purchase																6.6	6.6
Proceeds to be used for hospitality acquisition														18.4
Number of hotel rooms					100
Prepayment of credit facilities										7
Notes payable, current										1.1
Amount drawn from line of credit facility									2.1	3.8
Payment for credit facility								1.0
Increase for credit facility								3.0
Proceeds from sale of properties net of expenses and debt repayment																		$ 4.0